NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Investments
August 31, 2025

COMMON STOCKS - 97.3%		Shares	Value
Automobiles - 2.8%
Tesla, Inc. (a)		27,969	$9,338,010

Beverages - 1.7%
Keurig Dr. Pepper, Inc.		25,798	750,464
Monster Beverage Corp. (a)		18,892	1,179,049
PepsiCo, Inc.		25,926	3,853,900
			5,783,413

Biotechnology - 2.3%
Amgen, Inc.		10,419	2,997,651
Gilead Sciences, Inc.		23,561	2,661,686
Vertex Pharmaceuticals, Inc. (a)		4,905	1,917,953
			7,577,290

Commercial Services & Supplies - 0.5%
Cintas Corp.		7,642	1,605,049

Communication Services - 8.2%
Alphabet, Inc. - Class A		44,774	9,532,832
Charter Communications, Inc. - Class A (a)		2,706	718,660
Electronic Arts, Inc.		4,980	856,311
Netflix, Inc. (a)		8,028	9,699,831
Take-Two Interactive Software, Inc. (a)		3,434	801,049
T-Mobile US, Inc.		21,527	5,424,589
Warner Bros. Discovery, Inc. (a)		46,677	543,320
			27,576,592

Consumer Discretionary - 7.8%
Amazon.com, Inc. (a)		71,923	16,470,367
Marriott International, Inc. - Class A		5,200	1,392,872
MercadoLibre, Inc. (a)		962	2,378,939
O'Reilly Automotive, Inc. (a)		16,203	1,679,927
PDD Holdings, Inc. - ADR (a)		12,632	1,518,619
Ross Stores, Inc.		6,366	936,821
Starbucks Corp.		21,346	1,882,504
			26,260,049

Consumer Staples - 2.8%
Coca-Cola Europacific Partners PLC		8,772	779,480
Costco Wholesale Corp.		8,416	7,938,981
Kraft Heinz Co.		22,405	626,668
			9,345,129

Electric Utilities - 0.3%
American Electric Power Co., Inc.		10,255	1,138,510

Energy - 0.2%
Diamondback Energy, Inc.		5,678	844,659

Energy Equipment & Services - 0.2%
Baker Hughes Co.		19,024	863,690

Financial Services - 0.4%
PayPal Holdings, Inc. (a)		18,454	1,295,286

Food Products - 0.4%
Mondelez International, Inc. - Class A		24,652	1,514,619

Ground Transportation - 0.3%
CSX Corp.		35,648	1,158,917

Health Care - 2.2%
AstraZeneca PLC - ADR		11,319	904,388
Biogen, Inc. (a)		3,114	411,733
Dexcom, Inc. (a)		7,427	559,550
IDEXX Laboratories, Inc. (a)		1,524	986,165
Intuitive Surgical, Inc. (a)		6,832	3,233,552
Regeneron Pharmaceuticals, Inc.		2,013	1,168,949
			7,264,337

Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc.		8,659	638,428

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. - Class A (a)		8,499	1,109,374
Booking Holdings, Inc.		608	3,404,222
DoorDash, Inc. - Class A (a)		7,478	1,833,980
			6,347,576

Industrials - 2.5%
Axon Enterprise, Inc. (a)		1,512	1,129,903
Copart, Inc. (a)		18,388	897,518
Fastenal Co.		22,002	1,092,619
Honeywell International, Inc.		12,420	2,726,190
Old Dominion Freight Line, Inc.		4,022	607,201
PACCAR, Inc.		10,095	1,009,298
Paychex, Inc.		6,990	974,791
			8,437,520

Information Technology - 33.0%(b)
Adobe, Inc. (a)		8,036	2,866,441
Advanced Micro Devices, Inc. (a)		30,662	4,986,561
Analog Devices, Inc.		9,415	2,366,084
Apple, Inc.		104,656	24,294,844
Applied Materials, Inc.		15,538	2,497,889
ARM Holdings PLC - ADR (a)		2,522	348,818
Atlassian Corp. - Class A (a)		3,359	597,163
Autodesk, Inc. (a)		4,214	1,326,146
Cadence Design Systems, Inc. (a)		5,186	1,817,330
CDW Corp.		2,493	410,747
Cisco Systems, Inc.		75,073	5,186,794
Cognizant Technology Solutions Corp. - Class A		9,468	684,063
Crowdstrike Holdings, Inc. - Class A (a)		4,666	1,976,984
Intuit, Inc.		5,255	3,505,085
Marvell Technology, Inc.		16,651	1,046,765
Microchip Technology, Inc.		10,220	664,300
Micron Technology, Inc.		21,207	2,523,845
Microsoft Corp.		54,468	27,598,391
NXP Semiconductors NV		4,983	1,170,258
ON Semiconductor Corp. (a)		7,911	392,307
Palantir Technologies, Inc. - Class A (a)		42,764	6,701,546
Palo Alto Networks, Inc. (a)		12,912	2,459,994
QUALCOMM, Inc.		20,784	3,340,612
Roper Technologies, Inc.		2,036	1,071,567
Shopify, Inc. - Class A (a)		23,147	3,270,208
Synopsys, Inc. (a)		3,496	2,109,906
Texas Instruments, Inc.		17,207	3,484,073
Workday, Inc. - Class A (a)		4,100	946,362
Zscaler, Inc. (a)		2,946	816,189
			110,461,272

Interactive Media & Services - 6.4%
Alphabet, Inc. - Class C		41,991	8,966,338
Meta Platforms, Inc. - Class A		16,717	12,348,848
			21,315,186

Materials - 1.3%
Linde PLC		8,911	4,262,042

Media - 0.9%
Comcast Corp. - Class A		71,997	2,445,738
Trade Desk, Inc. - Class A (a)		8,504	464,829
			2,910,567

Professional Services - 1.4%
Automatic Data Processing, Inc.		7,847	2,385,880
Thomson Reuters Corp.		8,488	1,507,554
Verisk Analytics, Inc.		2,807	752,613
			4,646,047

Real Estate - 0.2%
CoStar Group, Inc. (a)		7,975	713,683

Semiconductors & Semiconductor Equipment - 16.3%
ASML Holding NV		1,675	1,243,888
Broadcom, Inc.		53,518	15,915,718
GlobalFoundries, Inc. (a)		11,623	388,092
Intel Corp. (a)		84,592	2,059,815
KLA Corp.		2,533	2,208,776
Lam Research Corp.		24,528	2,456,479
NVIDIA Corp.		173,831	30,277,884
			54,550,652

Software - 1.9%
AppLovin Corp. - Class A (a)		5,945	2,845,218
Datadog, Inc. - Class A (a)		6,436	879,673
Fortinet, Inc. (a)		14,468	1,139,644
Strategy, Inc. - Class A (a)		4,781	1,598,814
			6,463,349

Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)		2,183	441,403

Utilities - 1.1%
Constellation Energy Corp.		6,076	1,871,287
Exelon Corp.		19,158	836,821
Xcel Energy, Inc.		11,682	845,660
			3,553,768
TOTAL COMMON STOCKS (Cost $206,424,986)			326,307,043

PURCHASED OPTIONS - 1.0%	Notional Amount	Contracts
Put Options - 1.0%			$–
NASDAQ 100 Index (c)(d) Expiration: 10/17/2025; Exercise Price: $22,250.00	$ 325,474,338	139	3,342,950
TOTAL PURCHASED OPTIONS (Cost $3,349,114)			3,342,950

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.0%		Shares
First American Treasury Obligations Fund - Class X, 4.20%(e)		9,918,954	9,918,954
TOTAL MONEY MARKET FUNDS (Cost $9,918,954)			9,918,954

TOTAL INVESTMENTS - 101.3% (Cost $219,693,054)			339,568,947
Liabilities in Excess of Other Assets - (1.3)%			(4,518,877)
TOTAL NET ASSETS - 100.0%			$335,050,070
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

NEOS Nasdaq-100® Hedged Equity Income ETF
Schedule of Written Options
August 31, 2025

WRITTEN OPTIONS - (1.5)%	Notional Amount	Contracts	Value
Call Options - (1.1)%
NASDAQ 100 Index (a)(b) Expiration: 10/17/2025; Exercise Price: $23,950.00	$(243,520,368)	(104)	$(3,642,600)

Put Options - (0.4)%
NASDAQ 100 Index (a)(b) Expiration: 10/17/2025; Exercise Price: $20,825.00	(325,474,338)	(139)	(1,389,305)
TOTAL WRITTEN OPTIONS (Premiums received $4,958,666)			$(5,031,905)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

NEOS Nasdaq-100® Hedged Equity Income ETF
Notes to Quarterly Schedule of Investments
August 31, 2025 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$326,307,043	$–	$–	$326,307,043
Purchased Options	–	3,342,950	–	3,342,950
Money Market Funds	9,918,954	–	–	9,918,954
Total Investments	$336,225,997	$3,342,950	$–	$339,568,947

Liabilities:
Written Options	$–	$(5,031,905)	$–	$(5,031,905)
Total Written Options	$–	$(5,031,905)	$–	$(5,031,905)

Refer to the Schedule of Investments for further disaggregation of investment categories.